Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments	1
Net sales	$ 1,344,777	$ 1,301,984	$ 1,254,456
Long-lived assets	428,093	445,044
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	13,700	14,400	14,500
Long-lived assets	$ 1,000	$ 1,100